Property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Property, plant and equipment
ROU asset recognized as part of a sale and leaseback arrangement	$ 15,733
Impairment loss	0
CMPL
Property, plant and equipment
Acquired through business combination	$ 1,254,673